                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ---------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Permit Capital, LLC
Address:       One Tower Bridge
               100 Front Street, Suite 900
               West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Paul A. Frick
Title:         Vice President
Phone:         (610) 941-5006

Signature, Place, and Date of Signing:


       /s/ Paul A. Frick               West Conshohocken, PA         02/12/10
--------------------------------   ----------------------------   --------------
         [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   -----------------------
 1    28-2635                Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $170,823
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------
 2    28-11063               Permit Capital GP, L.P.

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
                                                                                                        VOTING AUTHORITY
                                                        VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC          COM NEW    026874784       482    16,080  SH          OTHER       2      X
BLOUNT INTL INC NEW                COM      095180105     1,082   107,174  SH          OTHER       2      X
CITIGROUP INC                      COM      172967101     1,864   563,176  SH          OTHER       2      X
DELL INC                           COM      24702R101     4,333   301,759  SH          OTHER       2      X
GENERAL ELECTRIC                   COM      369604103     3,187   210,618  SH          OTHER       2      X
GOLDMAN SACHS GROUP INC            COM      38141G104     4,457    26,400  SH          OTHER       2      X
IPASS INC                          COM      46261V108       756   726,468  SH          OTHER       2      X
IRON MTN INC                       COM      462846106     2,182    95,850  SH          OTHER       2      X
JOHNSON & JOHNSON                  COM      478160104     4,857    75,400  SH          OTHER       2      X
LIBERTY MEDIA HOLDG CORP      INT COM SER A 53071M104     4,292   395,923  SH          OTHER       2      X
MCKESSON CORP                      COM      58155Q103     1,656    26,500  SH          OTHER       2      X
NEWCASTLE INVESTMENT CORP          COM      65105M108       150    71,615  SH          OTHER       2      X
OMNICARE INC.                      COM      681904108     1,320    54,600  SH          OTHER       2      X
SBA COMMUNICATIONS CORP            COM      78388J106   118,000 3,454,321  SH          OTHER       2      X
SPRINT NEXTEL CORP                 COM      852061100     1,102   301,000  SH          OTHER       2      X
TELVENT GIT SA                     SHS      E90215109     6,602   169,363  SH          OTHER       2      X
TRANSOCEAN LTD                   REG SHS    H8817H100     3,853    46,530  SH          OTHER       2      X
US NATURAL GAS FUND LP            UNIT      912318102       635    63,000  SH          OTHER       2      X
VODAFONE GROUP PLC            SPONS ADR NEW 92857W209     4,555   197,275  SH          OTHER       2      X
ALTRIA GROUP INC                   COM      02209S103       465    23,700  SH          OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL        CL A      084670108     1,091        11  SH          OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL        CL B      084670207        82        25  SH          OTHER      1,2     X
BROWN FORMAN CORP                 CL A      115637100       332     5,900  SH          OTHER      1,2     X
COMCAST CORP NEW                CL A SPL    20030N200       494    30,850  SH          OTHER      1,2     X
MARTIN MARIETTA MATLS INC          COM      573284106       465     5,200  SH          OTHER      1,2     X
PHILIP MORRIS INTL INC             COM      718172109       976    20,250  SH          OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE    CL A COM    811065101       332     8,000  SH          OTHER      1,2     X
WASHINGTON POST CO                CL B      939640108       277       630  SH          OTHER      1,2     X
WELLS FARGO & CO NEW               COM      949746101       459    17,000  SH          OTHER      1,2     X
UNILEVER NV                    NY SHS NEW   904784709       485    15,000  SH          OTHER      1,2     X